UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-05719

Dreyfus Stock Index Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	12/31
Date of reporting period:	3/31/16

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Stock Index Fund
March 31, 2016 (Unaudited)

Common Stocks - 99.1%	Shares		Value ($)
Automobiles & Components - .9%
BorgWarner	25,864		993,178
Delphi Automotive	32,477		2,436,425
Ford Motor	447,397		6,039,859
General Motors	164,316		5,164,452
Goodyear Tire & Rubber	31,946		1,053,579
Harley-Davidson	22,098		1,134,290
Johnson Controls	74,072		2,886,586
			19,708,369
Banks - 5.2%
Bank of America	1,193,170		16,131,658
BB&T	88,499		2,944,362
Citigroup	340,525		14,216,919
Citizens Financial Group	60,544		1,268,397
Comerica	20,599		780,084
Fifth Third Bancorp	91,850		1,532,977
Huntington Bancshares	90,312		861,576
JPMorgan Chase & Co.	423,090		25,055,390
KeyCorp	95,128		1,050,213
M&T Bank	18,981		2,106,891
People's United Financial	35,987	[a]	573,273
PNC Financial Services Group	58,387		4,937,789
Regions Financial	155,591		1,221,389
SunTrust Banks	58,981		2,128,034
U.S. Bancorp	189,225		7,680,643
Wells Fargo & Co.	533,707		25,810,071
Zions Bancorporation	21,376		517,513
			108,817,179
Capital Goods - 7.2%
3M	69,897		11,646,937
Allegion	10,586		674,434
AMETEK	27,883		1,393,592
Boeing	72,400		9,190,456
Caterpillar	67,021		5,129,787
Cummins	19,353		2,127,669
Danaher	68,965		6,542,020

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 99.1% (continued)	Shares		Value ($)
Capital Goods - 7.2% (continued)
Deere & Co.	34,638	[a]	2,666,780
Dover	18,648		1,199,626
Eaton	53,250		3,331,320
Emerson Electric	74,345		4,042,881
Fastenal	33,233	[a]	1,628,417
Flowserve	16,046		712,603
Fluor	17,060		916,122
General Dynamics	33,812		4,441,882
General Electric	1,077,554		34,255,442
Honeywell International	88,611		9,928,863
Illinois Tool Works	37,642		3,856,046
Ingersoll-Rand	29,715		1,842,627
Jacobs Engineering Group	14,962	[b]	651,595
L-3 Communications Holdings	9,027		1,069,700
Lockheed Martin	30,379		6,728,948
Masco	38,994		1,226,361
Northrop Grumman	20,978		4,151,546
PACCAR	39,809		2,177,154
Parker Hannifin	15,813		1,756,508
Pentair	20,450		1,109,617
Quanta Services	18,630	[b]	420,293
Raytheon	34,624		4,245,941
Rockwell Automation	15,145		1,722,744
Rockwell Collins	15,332		1,413,764
Roper Technologies	11,636		2,126,712
Snap-on	6,446		1,011,958
Stanley Black & Decker	17,590		1,850,644
Textron	31,959		1,165,225
United Rentals	10,772	[b]	669,911
United Technologies	89,293		8,938,229
W.W. Grainger	6,759	[a]	1,577,753
Xylem	21,717		888,225
			150,430,332
Commercial & Professional Services - .7%
ADT	20,398		841,621
Cintas	10,784		968,511
Dun & Bradstreet	3,879		399,847
Equifax	13,808		1,578,116
Nielsen Holdings	42,172		2,220,778
Pitney Bowes	22,770		490,466

Common Stocks - 99.1% (continued)	Shares		Value ($)
Commercial & Professional Services - .7% (continued)
Republic Services	28,367		1,351,688
Robert Half International	14,809		689,803
Stericycle	9,422	[b]	1,188,962
Tyco International	48,919		1,795,816
Verisk Analytics	17,693	[b]	1,414,025
Waste Management	48,458		2,859,022
			15,798,655
Consumer Durables & Apparel - 1.5%
Coach	32,286		1,294,346
D.R. Horton	38,365		1,159,774
Garmin	14,074	[a]	562,397
Hanesbrands	46,150		1,307,891
Harman International Industries	7,813		695,670
Hasbro	12,467		998,607
Leggett & Platt	16,111		779,772
Lennar, Cl. A	20,722		1,002,116
Mattel	40,124	[a]	1,348,969
Michael Kors Holdings	20,796	[b]	1,184,540
Mohawk Industries	7,154	[b]	1,365,699
Newell Rubbermaid	31,745	[a]	1,405,986
NIKE, Cl. B	154,850		9,518,629
PulteGroup	38,595		722,112
PVH	9,208		912,144
Ralph Lauren	7,083		681,810
Under Armour, Cl. A	20,503	[a,b]	1,739,269
VF	39,349		2,548,241
Whirlpool	8,885		1,602,321
			30,830,293
Consumer Services - 1.9%
Carnival	52,796		2,786,045
Chipotle Mexican Grill	3,511	[a,b]	1,653,576
Darden Restaurants	13,043		864,751
H&R Block	27,265		720,341
Marriott International, Cl. A	22,785	[a]	1,621,836
McDonald's	104,167		13,091,709
Royal Caribbean Cruises	19,334		1,588,288
Starbucks	169,737		10,133,299
Starwood Hotels & Resorts Worldwide	19,883	[c]	1,658,839
Wyndham Worldwide	13,500		1,031,805
Wynn Resorts	9,218	[a]	861,238

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 99.1% (continued)	Shares		Value ($)
Consumer Services - 1.9% (continued)
Yum! Brands	47,270		3,869,049
			39,880,776
Diversified Financials - 4.7%
Affiliated Managers Group	6,403	[b]	1,039,847
American Express	94,683		5,813,536
Ameriprise Financial	19,550		1,837,896
Bank of New York Mellon	124,329		4,579,037
Berkshire Hathaway, Cl. B	216,244	[b]	30,680,699
BlackRock	14,617		4,978,112
Capital One Financial	61,186		4,240,802
Charles Schwab	136,540		3,825,851
CME Group	38,495		3,697,445
Discover Financial Services	47,944		2,441,308
E*TRADE Financial	33,219	[b]	813,533
Franklin Resources	44,589		1,741,200
Goldman Sachs Group	45,374		7,122,811
Intercontinental Exchange	13,638		3,206,839
Invesco	48,435		1,490,345
Legg Mason	11,458		397,363
Leucadia National	37,644		608,703
McGraw-Hill Financial	31,287		3,096,787
Moody's	19,904		1,921,930
Morgan Stanley	174,346		4,360,393
Nasdaq	13,483		895,002
Navient	39,919		477,830
Northern Trust	24,739		1,612,241
State Street	46,454		2,718,488
Synchrony Financial	95,063	[b]	2,724,506
T. Rowe Price Group	28,922		2,124,610
			98,447,114
Energy - 6.7%
Anadarko Petroleum	57,658		2,685,133
Apache	42,821		2,090,093
Baker Hughes	50,024		2,192,552
Cabot Oil & Gas	52,554		1,193,501
California Resources	1		1
Cameron International	21,954	[b]	1,472,016
Chesapeake Energy	58,371	[a]	240,489
Chevron	217,346		20,734,808
Cimarex Energy	10,630		1,033,980

Common Stocks - 99.1% (continued)	Shares		Value ($)
Energy - 6.7% (continued)
Columbia Pipeline Group	44,122		1,107,462
Concho Resources	14,830	[b]	1,498,423
ConocoPhillips	141,703		5,706,380
Devon Energy	58,163		1,595,993
Diamond Offshore Drilling	8,510		184,922
EOG Resources	63,432		4,603,895
EQT	18,370		1,235,566
Exxon Mobil	479,374		40,070,873
FMC Technologies	26,933	[b]	736,887
Halliburton	98,973		3,535,316
Helmerich & Payne	12,113	[a]	711,275
Hess	30,451		1,603,245
Kinder Morgan	209,931		3,749,368
Marathon Oil	96,339		1,073,216
Marathon Petroleum	61,455		2,284,897
Murphy Oil	18,555		467,400
National Oilwell Varco	44,242	[a]	1,375,926
Newfield Exploration	22,631	[b]	752,481
Noble Energy	48,441		1,521,532
Occidental Petroleum	88,135		6,031,078
ONEOK	24,138	[a]	720,761
Phillips 66	54,797		4,744,872
Pioneer Natural Resources	18,751		2,639,016
Range Resources	19,536	[a]	632,576
Schlumberger	144,555		10,660,931
Southwestern Energy	43,673	[a,b]	352,441
Spectra Energy	75,417		2,307,760
Tesoro	13,979		1,202,334
Transocean	38,519	[a]	352,064
Valero Energy	55,397		3,553,164
Williams	76,471		1,228,889
			139,883,516
Food & Staples Retailing - 2.4%
Costco Wholesale	50,723		7,992,930
CVS Health	127,234		13,197,983
Kroger	112,444		4,300,983
Sysco	60,482		2,826,324
Walgreens Boots Alliance	99,718		8,400,244
Wal-Mart Stores	181,029		12,398,676

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 99.1% (continued)	Shares		Value ($)
Food & Staples Retailing - 2.4% (continued)
Whole Foods Market	37,639		1,170,949
			50,288,089
Food, Beverage & Tobacco - 5.8%
Altria Group	225,116		14,105,769
Archer-Daniels-Midland	69,544		2,525,143
Brown-Forman, Cl. B	12,220		1,203,303
Campbell Soup	20,302		1,295,065
Coca-Cola	449,410		20,848,130
Coca-Cola Enterprises	24,965		1,266,724
ConAgra Foods	49,554		2,211,099
Constellation Brands, Cl. A	20,272		3,062,896
Dr. Pepper Snapple Group	21,743		1,944,259
General Mills	68,908		4,365,322
Hershey	17,230		1,586,711
Hormel Foods	31,848		1,377,108
J.M. Smucker	13,656		1,773,095
Kellogg	29,447		2,254,168
Kraft Heinz	67,903		5,334,460
McCormick & Co.	13,266		1,319,702
Mead Johnson Nutrition	21,613		1,836,457
Molson Coors Brewing, Cl. B	20,841		2,004,487
Mondelez International, Cl. A	182,716		7,330,566
Monster Beverage	17,343	[b]	2,313,209
PepsiCo	166,936		17,107,601
Philip Morris International	178,825		17,544,521
Reynolds American	95,097		4,784,330
Tyson Foods, Cl. A	33,903		2,259,974
			121,654,099
Health Care Equipment & Services - 5.0%
Abbott Laboratories	171,268		7,164,140
Aetna	40,148		4,510,628
AmerisourceBergen	22,502		1,947,548
Anthem	29,868		4,151,353
Baxter International	62,312		2,559,777
Becton Dickinson & Co.	24,180		3,671,008
Boston Scientific	154,263	[b]	2,901,687
C.R. Bard	8,455		1,713,575
Cardinal Health	37,465		3,070,257
Centene	19,626	[b]	1,208,373
Cerner	35,160	[b]	1,862,074

Common Stocks - 99.1% (continued)	Shares		Value ($)
Health Care Equipment & Services - 5.0% (continued)
Cigna	29,120		3,996,429
DaVita HealthCare Partners	19,323	[b]	1,417,922
DENTSPLY SIRONA	27,700		1,707,151
Edwards Lifesciences	24,739	[b]	2,182,227
Express Scripts Holding	76,986	[b]	5,288,168
HCA Holdings	35,346	[b]	2,758,755
Henry Schein	9,484	[b]	1,637,223
Hologic	22,526	[b]	777,147
Humana	16,965		3,103,747
Intuitive Surgical	4,309	[b]	2,589,924
Laboratory Corporation of America Holdings	11,446	[b]	1,340,670
McKesson	26,517		4,169,798
Medtronic	162,299		12,172,425
Patterson	9,314		433,380
Quest Diagnostics	16,325		1,166,421
St. Jude Medical	31,795		1,748,725
Stryker	36,061		3,868,985
Tenet Healthcare	10,967	[b]	317,275
UnitedHealth Group	109,449		14,107,976
Universal Health Services, Cl. B	10,362		1,292,349
Varian Medical Systems	11,718	[a,b]	937,674
Zimmer Biomet Holdings	20,601		2,196,685
			103,971,476
Household & Personal Products - 2.1%
Church & Dwight	15,061		1,388,323
Clorox	14,869		1,874,386
Colgate-Palmolive	102,615		7,249,750
Estee Lauder, Cl. A	25,196		2,376,235
Kimberly-Clark	41,569		5,591,446
Procter & Gamble	306,546		25,231,801
			43,711,941
Insurance - 2.6%
Aflac	49,398		3,118,990
Allstate	44,563		3,002,209
American International Group	132,041		7,136,816
Aon	31,525		3,292,786
Assurant	8,010		617,972
Chubb	53,165		6,334,610
Cincinnati Financial	17,282		1,129,552
Hartford Financial Services Group	45,946		2,117,192

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 99.1% (continued)	Shares		Value ($)
Insurance - 2.6% (continued)
Lincoln National	29,369		1,151,265
Loews	31,049		1,187,935
Marsh & McLennan Cos.	60,027		3,649,041
MetLife	127,281		5,592,727
Principal Financial Group	30,769		1,213,837
Progressive	66,745		2,345,419
Prudential Financial	51,214		3,698,675
Torchmark	14,075		762,302
Travelers	34,129		3,983,196
Unum Group	28,026		866,564
Willis Towers Watson	15,789		1,873,526
XL Group	34,603		1,273,390
			54,348,004
Materials - 2.8%
Air Products & Chemicals	22,372		3,222,687
Airgas	7,470		1,058,051
Alcoa	149,219	[a]	1,429,518
Avery Dennison	9,843		709,779
Ball	16,307		1,162,526
CF Industries Holdings	27,715		868,588
Dow Chemical	129,342		6,578,334
E.I. du Pont de Nemours & Co.	100,778		6,381,263
Eastman Chemical	16,508		1,192,373
Ecolab	30,331		3,382,513
FMC	15,196	[a]	613,463
Freeport-McMoRan	143,886	[a]	1,487,781
International Flavors & Fragrances	9,135		1,039,289
International Paper	47,984		1,969,263
LyondellBasell Industries, Cl. A	39,991		3,422,430
Martin Marietta Materials	7,638		1,218,337
Monsanto	50,223		4,406,566
Mosaic	40,584		1,095,768
Newmont Mining	60,050		1,596,129
Nucor	36,646		1,733,356
Owens-Illinois	18,700	[b]	298,452
PPG Industries	30,891		3,444,038
Praxair	32,558		3,726,263
Sealed Air	22,745		1,091,987
Sherwin-Williams	9,315		2,651,701
Vulcan Materials	15,265		1,611,526

Common Stocks - 99.1% (continued)	Shares		Value ($)
Materials - 2.8% (continued)
WestRock	29,965		1,169,554
			58,561,535
Media - 3.1%
Cablevision Systems, Cl. A	25,862		853,446
CBS, Cl. B	49,920		2,750,093
Comcast, Cl. A	280,666		17,143,079
Discovery Communications, Cl. A	17,330	[b]	496,158
Discovery Communications, Cl. C	27,682	[b]	747,414
Interpublic Group of Companies	47,279		1,085,053
News Corp., Cl. A	43,737		558,521
News Corp., Cl. B	12,058		159,769
Omnicom Group	27,882		2,320,619
Scripps Networks Interactive, Cl. A	11,252	[a]	737,006
TEGNA	25,422		596,400
Time Warner	91,912		6,668,216
Time Warner Cable	32,678		6,686,572
Twenty-First Century Fox, Cl. A	129,518		3,610,962
Twenty-First Century Fox, Cl. B	49,216		1,387,891
Viacom, Cl. B	40,744		1,681,912
Walt Disney	173,375		17,217,871
			64,700,982
Pharmaceuticals, Biotechnology & Life Sciences - 9.1%
AbbVie	186,171		10,634,088
Agilent Technologies	38,392		1,529,921
Alexion Pharmaceuticals	25,634	[b]	3,568,766
Allergan	45,551	[b]	12,209,035
Amgen	86,584		12,981,539
Baxalta	78,633		3,176,773
Biogen	25,447	[b]	6,624,363
Bristol-Myers Squibb	192,681		12,308,462
Celgene	90,382	[b]	9,046,334
Eli Lilly & Co.	112,038		8,067,856
Endo International	22,950	[b]	646,043
Gilead Sciences	157,768		14,492,568
Illumina	16,948	[b]	2,747,440
Johnson & Johnson	318,529		34,464,838
Mallinckrodt	13,102	[b]	802,891
Merck & Co.	320,484		16,956,808
Mylan	46,836	[b]	2,170,849
PerkinElmer	12,525		619,487

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 99.1% (continued)	Shares		Value ($)
Pharmaceuticals, Biotechnology & Life Sciences - 9.1% (continued)
Perrigo	16,627		2,127,092
Pfizer	698,793		20,712,225
Regeneron Pharmaceuticals	9,004	[b]	3,245,402
Thermo Fisher Scientific	45,471		6,438,239
Vertex Pharmaceuticals	28,192	[b]	2,240,982
Waters	9,287	[b]	1,225,141
Zoetis	52,505		2,327,547
			191,364,689
Real Estate - 3.0%
American Tower	48,902	[c]	5,006,098
Apartment Investment & Management, Cl. A	17,704	[c]	740,381
AvalonBay Communities	15,696	[c]	2,985,379
Boston Properties	17,426	[c]	2,214,496
CBRE Group, Cl. A	31,844	[b]	917,744
Crown Castle International	38,455	[c]	3,326,357
Equinix	7,871	[a,c]	2,603,018
Equity Residential	41,873	[c]	3,141,731
Essex Property Trust	7,449	[c]	1,742,023
Extra Space Storage	14,178	[c]	1,325,076
Federal Realty Investment Trust	7,975	[c]	1,244,499
General Growth Properties	66,834	[c]	1,986,975
HCP	52,317	[a,c]	1,704,488
Host Hotels & Resorts	86,035	[c]	1,436,785
Iron Mountain	21,589	[c]	732,083
Kimco Realty	48,688	[c]	1,401,241
Macerich	14,701	[c]	1,164,907
Prologis	60,107	[c]	2,655,527
Public Storage	16,772	[c]	4,626,221
Realty Income	28,493	[a,c]	1,781,097
Simon Property Group	35,570	[c]	7,387,533
SL Green Realty	11,356	[c]	1,100,169
UDR	30,073	[c]	1,158,713
Ventas	38,724	[c]	2,438,063
Vornado Realty Trust	20,276	[c]	1,914,663
Welltower	40,949	[c]	2,839,404
Weyerhaeuser	91,408	[c]	2,831,820
			62,406,491
Retailing - 5.4%
Advance Auto Parts	8,339		1,337,075
Amazon.com	44,553	[b]	26,448,443

Common Stocks - 99.1% (continued)	Shares		Value ($)
Retailing - 5.4% (continued)
AutoNation	7,677	[b]	358,362
AutoZone	3,509	[b]	2,795,585
Bed Bath & Beyond	19,582	[b]	972,050
Best Buy	33,911		1,100,073
CarMax	22,685	[a,b]	1,159,204
Dollar General	34,074		2,916,734
Dollar Tree	27,052	[b]	2,230,708
Expedia	13,366		1,441,122
GameStop, Cl. A	13,468	[a]	427,340
Gap	27,197	[a]	799,592
Genuine Parts	17,607		1,749,432
Home Depot	146,344		19,526,680
Kohl's	22,766		1,061,123
L Brands	29,291		2,572,043
Lowe's	105,192		7,968,294
Macy's	35,923		1,583,845
Netflix	49,033	[a,b]	5,012,644
Nordstrom	16,098	[a]	920,967
O'Reilly Automotive	11,235	[b]	3,074,570
Priceline Group	5,723	[b]	7,376,718
Ross Stores	46,842		2,712,152
Signet Jewelers	9,133		1,132,766
Staples	70,943		782,501
Target	69,595		5,726,277
The TJX Companies	77,098		6,040,628
Tiffany & Co.	13,113		962,232
Tractor Supply	15,304		1,384,400
TripAdvisor	12,531	[b]	833,312
Urban Outfitters	10,670	[b]	353,070
			112,759,942
Semiconductors & Semiconductor Equipment - 2.8%
Analog Devices	36,000		2,130,840
Applied Materials	132,307		2,802,262
Broadcom	42,903		6,628,513
First Solar	8,210	[b]	562,139
Intel	545,134		17,635,085
KLA-Tencor	17,972		1,308,541
Lam Research	17,927		1,480,770
Linear Technology	27,188		1,211,497
Microchip Technology	22,945	[a]	1,105,949

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 99.1% (continued)	Shares		Value ($)
Semiconductors & Semiconductor Equipment - 2.8% (continued)
Micron Technology	124,026	[b]	1,298,552
NVIDIA	59,830		2,131,743
Qorvo	15,004	[b]	756,352
QUALCOMM	173,067		8,850,646
Skyworks Solutions	21,881		1,704,530
Texas Instruments	117,195		6,729,337
Xilinx	29,317		1,390,505
			57,727,261
Software & Services - 12.4%
Accenture, Cl. A	72,458		8,361,653
Activision Blizzard	57,068		1,931,181
Adobe Systems	57,494	[b]	5,392,937
Akamai Technologies	20,461	[b]	1,137,018
Alliance Data Systems	7,100	[b]	1,562,000
Alphabet, Cl. A	33,762	[b]	25,757,030
Alphabet, Cl. C	34,298	[b]	25,550,295
Autodesk	26,509	[b]	1,545,740
Automatic Data Processing	53,637		4,811,775
CA	34,323		1,056,805
Citrix Systems	17,872	[b]	1,404,382
Cognizant Technology Solutions, Cl. A	69,292	[b]	4,344,608
CSRA	15,665		421,389
eBay	125,460	[b]	2,993,476
Electronic Arts	35,159	[b]	2,324,361
Facebook, Cl. A	264,737	[b]	30,206,492
Fidelity National Information Services	32,091		2,031,681
Fiserv	25,791	[b]	2,645,641
International Business Machines	102,101		15,463,196
Intuit	30,375		3,159,304
MasterCard, Cl. A	113,843		10,758,163
Microsoft	913,348		50,444,210
Oracle	363,986		14,890,667
Paychex	36,920		1,994,049
PayPal Holdings	127,592		4,925,051
Red Hat	20,631	[b]	1,537,216
salesforce.com	72,708	[b]	5,368,032
Symantec	79,203		1,455,751
Teradata	16,962	[b]	445,083
Total System Services	19,374		921,815
VeriSign	11,303	[a,b]	1,000,768

Common Stocks - 99.1% (continued)	Shares		Value ($)
Software & Services - 12.4% (continued)
Visa, Cl. A	221,622		16,949,651
Western Union	58,351		1,125,591
Xerox	109,822		1,225,614
Yahoo!	100,446	[b]	3,697,417
			258,840,042
Technology Hardware & Equipment - 5.5%
Amphenol, Cl. A	34,955		2,021,098
Apple	640,176		69,772,782
Cisco Systems	582,874		16,594,423
Corning	129,057		2,696,001
EMC	224,619		5,986,096
F5 Networks	8,030	[b]	849,976
FLIR Systems	15,671		516,359
Harris	13,952		1,086,303
Hewlett Packard Enterprise	198,625		3,521,621
HP	199,732		2,460,698
Juniper Networks	40,045		1,021,548
Motorola Solutions	18,129		1,372,365
NetApp	35,140		958,971
SanDisk	23,362		1,777,381
Seagate Technology	34,521	[a]	1,189,248
TE Connectivity	42,800		2,650,176
Western Digital	26,264		1,240,711
			115,715,757
Telecommunication Services - 2.8%
AT&T	709,978		27,809,838
CenturyLink	63,512		2,029,844
Frontier Communications	130,416	[a]	729,025
Level 3 Communications	32,189	[b]	1,701,189
Verizon Communications	470,176		25,427,118
			57,697,014
Transportation - 2.1%
American Airlines Group	69,736		2,859,873
CH Robinson Worldwide	16,614		1,233,257
CSX	113,645		2,926,359
Delta Air Lines	90,845		4,422,335
Expeditors International of Washington	21,104		1,030,086
FedEx	30,114		4,900,150
J.B. Hunt Transport Services	10,485		883,256
Kansas City Southern	12,642		1,080,259

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 99.1% (continued)	Shares		Value ($)
Transportation - 2.1% (continued)
Norfolk Southern	34,629		2,882,864
Ryder System	5,791		375,141
Southwest Airlines	75,303		3,373,574
Union Pacific	97,787		7,778,956
United Continental Holdings	41,603	[b]	2,490,356
United Parcel Service, Cl. B	79,699		8,405,854
			44,642,320
Utilities - 3.4%
AES	73,476		867,017
AGL Resources	13,717		893,525
Ameren	28,200		1,412,820
American Electric Power	56,612		3,759,037
American Water Works	20,612		1,420,785
CenterPoint Energy	51,085		1,068,698
CMS Energy	31,169		1,322,812
Consolidated Edison	33,711		2,582,937
Dominion Resources	68,302		5,130,846
DTE Energy	20,625		1,869,863
Duke Energy	78,844		6,361,134
Edison International	37,473		2,693,934
Entergy	21,033		1,667,496
Eversource Energy	35,807		2,088,980
Exelon	105,187		3,772,006
FirstEnergy	47,668		1,714,618
NextEra Energy	53,142		6,288,824
NiSource	35,222		829,830
NRG Energy	38,491		500,768
PG&E	56,251		3,359,310
Pinnacle West Capital	12,878		966,751
PPL	76,949		2,929,448
Public Service Enterprise Group	58,233		2,745,104
SCANA	15,703		1,101,565
Sempra Energy	26,865		2,795,303
Southern	104,323		5,396,629
TECO Energy	26,102		718,588
WEC Energy Group	37,067		2,226,615
Xcel Energy	57,487		2,404,106
			70,889,349
Total Common Stocks (cost $931,012,411)			2,073,075,225

	Principal
Short-Term Investments - .0%	Amount ($)		Value ($)
U.S. Treasury Bills;
0.32%, 6/23/16
(cost $1,094,187)	1,095,000	[d]	1,094,490
Other Investment - .9%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $18,020,973)	18,020,973	[e]	18,020,973
Investment of Cash Collateral for Securities Loaned - .9%
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $19,056,218)	19,056,218	[e]	19,056,218
Total Investments (cost $969,183,789)	100.9%		2,111,246,906
Liabilities, Less Cash and Receivables	(.9%)		(19,862,157)
Net Assets	100.0%		2,091,384,749

[a] Security, or portion thereof, on loan. At March 31, 2016, the value of the fund’s securities on loan was $38,101,290 and the value of the collateral held by the fund was $38,996,775, consisting of cash collateral of $19,056,218 and U.S. Government & Agency securities valued at $19,940,557.
[b] Non-income producing security.
[c] Investment in real estate investment trust.
[d] Held by or on behalf of a counterparty for open financial futures contracts.
[e] Investment in affiliated money market mutual fund.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Portfolio Summary (Unaudited)†	Value (%)
Software & Services	12.4
Pharmaceuticals, Biotechnology & Life Sciences	9.1
Capital Goods	7.2
Energy	6.7
Food, Beverage & Tobacco	5.8
Technology Hardware & Equipment	5.5
Retailing	5.4
Banks	5.2
Health Care Equipment & Services	5.0
Diversified Financials	4.7
Utilities	3.4
Media	3.1
Real Estate	3.0
Materials	2.8
Semiconductors & Semiconductor Equipment	2.8
Telecommunication Services	2.8
Insurance	2.6
Food & Staples Retailing	2.4
Household & Personal Products	2.1
Transportation	2.1
Consumer Services	1.9
Short-Term/Money Market Investments	1.8
Consumer Durables & Apparel	1.5
Automobiles & Components	.9
Commercial & Professional Services	.7
100.9

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus Stock Index Fund
March 31, 2016 (Unaudited)

The following is a summary of the inputs used as of March 31, 2016 in valuing the fund’s investments:

		Level 2 - Other
	Level 1 - Unadjusted	Significant	Level 3 -Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic Common
Stocks†	2,061,903,816	-	-	2,061,903,816
Equity Securities—
Foreign Common
Stocks†	11,171,409	-	-	11,171,409
Mutual Funds	37,077,191	-	-	37,077,191
U.S. Treasury	-	1.094,490	-	1,094,490
Other Financial
Instruments:
Financial Futures††	606,197	-	-	606,197

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized appreciation at period end.

STATEMENT OF FINANCIAL FUTURES
Dreyfus Stock Index Fund
March 31, 2016 (Unaudited)

		Market Value		Unrealized
		Covered by		Appreciation at
	Contracts	Contracts ($)	Expiration	03/31/2016	($)

Financial Futures Long
Standard & Poor's 500 E-mini	189	19,386,675	June 2016	606,197
Gross Unrealized Appreciation				606,197

See notes to financial statements.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the "Service") approved by the Board Members ("Board").These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash,

NOTES

which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at March 31, 2016 is discussed below.

Financial Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures in order to manage its exposure to or protect against changes in the market. A financial futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with financial futures since they are exchange traded, and the exchange guarantees the financial futures against default.

At March 31, 2016, accumulated net unrealized appreciation on investments was $1,142,063,117, consisting of $1,189,820,657 gross unrealized appreciation and $47,757,540 gross unrealized depreciation.

At March 31, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Stock Index Fund, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    May 19, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    May 19, 2016

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    May 19, 2016

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)